TAXATION - Taxes on income (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
TAXATION
Current tax expense			$ 3,131,407	$ 2,586,902
Deferred tax			(1,926,752)	2,463,847
Total income tax	$ (3,443,508)	$ (7,021,142)	$ (1,204,655)	$ (5,050,749)